Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Restricted Share Grant Activity

Restricted share grant activity for the year ended December 31, 2016 and 2017 was as follows:

	Number of non- vested restricted shares	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
Balance as of January 1, 2016	121,471	$11.28	0.29 years	$1,658,079
Granted	72,620	15.80
Vested	(118,971)	11.10

Balance as of December 31, 2016	75,120	$15.93	1.59 years	$698,616
Granted	93,675	12.77
Vested	(25,282)	16.17

Balance as of December 31, 2017	143,513	13.82	1.49 years	$1,413,603

Summary of Stock Option Activity

The movements in the existing share options during the years ended December 31, 2016 and 2017 were as follows:

Options	Number of non- vested options	Weighted average exercise price per share	Weighted average remaining contractual term years	Aggregate intrinsic value
Balance as of January 1, 2016	378,440	21.52	8.35	—
Forfeited during the year	(4,700)	20.09	—	—

Balance as of December 31, 2016	373,740	$21.54	7.70	—
Forfeited during the period	(5,000)	23.85	—	—
Vested	(214,055)	—	—	—

Balance as of December 31, 2017	154,685	21.87	6.70	$—